John Hancock
Multi-Asset Absolute Return Fund
Quarterly portfolio holdings 10/31/2021

Fund’s investments
As of 10-31-21 (unaudited)
	Shares	Value
Common stocks 81.3%		$371,621,079
(Cost $288,322,277)
Brazil 0.1%		228,868
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	36,444	228,868
Canada 1.4%		6,428,014
Royal Bank of Canada	33,600	3,497,376
The Bank of Nova Scotia	44,700	2,930,638
China 1.7%		7,746,126
Alibaba Group Holding, Ltd., ADR (A)	3,093	510,159
Baidu, Inc., ADR (A)	2,996	486,071
China Construction Bank Corp., H Shares	1,164,000	792,196
China Longyuan Power Group Corp., Ltd., H Shares	89,000	208,174
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	64,577	115,189
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	139,079	524,325
China Telecom Corp., Ltd., H Shares	1,034,000	363,146
CRRC Corp., Ltd., H Shares	270,000	121,914
Hengan International Group Company, Ltd.	60,500	316,169
Industrial & Commercial Bank of China, Ltd., H Shares	1,384,000	758,657
Jiangsu Zhongtian Technology Company, Ltd., Class A	218,998	346,097
Ming Yang Smart Energy Group, Ltd., Class A	66,199	320,414
Ping An Insurance Group Company of China, Ltd., H Shares	161,000	1,153,200
Shanghai International Port Group Company, Ltd., Class A	246,899	218,152
Shenzhen Overseas Chinese Town Company, Ltd., Class A	44,700	43,754
Sinopharm Group Company, Ltd., H Shares	290,400	689,559
Tencent Holdings, Ltd.	9,200	559,634
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A	65,899	219,316
Denmark 1.9%		8,662,848
Novo Nordisk A/S, B Shares	79,001	8,662,848
France 1.7%		7,944,327
Sanofi	32,056	3,219,846
Vinci SA	44,191	4,724,481
Germany 2.9%		13,337,417
Allianz SE	9,208	2,138,198
Bayer AG	46,879	2,641,998
Deutsche Post AG	36,141	2,237,387
Fresenius SE & Company KGaA	15,619	709,944
Muenchener Rueckversicherungs-Gesellschaft AG	9,366	2,773,153
Siemens AG	17,448	2,836,737
Hong Kong 0.9%		4,116,044
China Everbright Environment Group, Ltd.	200,000	137,391
China Gas Holdings, Ltd.	140,600	350,941
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Mobile, Ltd.	145,000	898,207
China Overseas Land & Investment, Ltd.	289,000	637,406
China Resources Land, Ltd.	126,000	489,569
Techtronic Industries Company, Ltd.	78,000	1,602,530
India 0.7%		2,974,026
Axis Bank, Ltd., GDR (A)	7,523	408,974
Infosys, Ltd., ADR	115,128	2,565,052
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia 0.3%		$1,174,480
Telkom Indonesia Persero Tbk PT	4,394,100	1,174,480
Ireland 2.4%		10,924,875
Accenture PLC, Class A	15,785	5,663,500
Medtronic PLC	43,896	5,261,375
Israel 0.7%		3,196,908
Check Point Software Technologies, Ltd. (A)	26,730	3,196,908
Japan 2.7%		12,117,906
Hoya Corp.	14,200	2,090,362
KDDI Corp.	108,800	3,327,105
Nippon Telegraph & Telephone Corp.	127,900	3,583,623
Seven & i Holdings Company, Ltd.	23,700	995,039
Takeda Pharmaceutical Company, Ltd.	75,600	2,121,777
Mexico 0.0%		200,381
Grupo Financiero Banorte SAB de CV, Series O	31,700	200,381
Netherlands 0.2%		896,511
Prosus NV (A)	10,178	896,511
Philippines 0.0%		68,600
PLDT, Inc.	2,100	68,600
South Africa 0.3%		1,357,785
Absa Group, Ltd.	27,353	250,215
FirstRand, Ltd.	11,861	45,056
Naspers, Ltd., N Shares	2,518	426,433
Netcare, Ltd. (A)	130,537	144,499
Sanlam, Ltd.	54,959	225,745
Standard Bank Group, Ltd.	27,757	245,967
Vodacom Group, Ltd.	2,244	19,870
South Korea 1.1%		5,231,469
BNK Financial Group, Inc.	7,202	54,296
Hyundai Glovis Company, Ltd.	2,887	415,758
Hyundai Mobis Company, Ltd.	3,017	652,182
LG Corp.	2,063	161,280
LX Holdings Corp. (A)	1,001	7,588
Samsung Electronics Company, Ltd.	26,507	1,587,057
Samsung Fire & Marine Insurance Company, Ltd.	3,190	632,330
SK Telecom Company, Ltd.	5,632	1,470,099
SK Telecom Company, Ltd., ADR	8,651	250,879
Spain 0.1%		513,627
Iberdrola SA	43,457	513,627
Switzerland 1.3%		5,812,178
Chubb, Ltd.	9,435	1,843,410
Nestle SA	13,618	1,796,313
Roche Holding AG	4,504	1,744,823
Sonova Holding AG	1,032	427,632
Taiwan 0.4%		1,911,178
Delta Electronics, Inc.	29,000	255,994
Taiwan Semiconductor Manufacturing Company, Ltd.	78,000	1,655,184
Thailand 0.1%		538,301
Advanced Info Service PCL	44,100	251,496
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Thailand (continued)
Bangkok Bank PCL	77,500	$286,805
Turkey 0.2%		885,080
Akbank TAS	484,411	293,225
Haci Omer Sabanci Holding AS	128,455	149,544
Turkcell Iletisim Hizmetleri AS	277,258	442,311
United Kingdom 1.6%		7,424,804
National Grid PLC	147,934	1,894,083
Reckitt Benckiser Group PLC	16,915	1,373,208
Rightmove PLC	105,714	999,269
Unilever PLC	28,998	1,552,608
Unilever PLC (Euronext Amsterdam Exchange)	29,993	1,605,636
United States 58.6%		267,929,326
Akamai Technologies, Inc. (A)	46,544	4,908,530
Alphabet, Inc., Class A (A)	4,230	12,524,692
Amgen, Inc.	20,771	4,298,974
Anthem, Inc.	15,691	6,827,625
Apple, Inc.	20,122	3,014,276
Archer-Daniels-Midland Company	34,818	2,236,708
AT&T, Inc.	222,489	5,620,072
Automatic Data Processing, Inc.	27,218	6,110,169
AutoZone, Inc. (A)	4,348	7,760,484
Bristol-Myers Squibb Company	123,101	7,189,098
Cadence Design Systems, Inc. (A)	26,108	4,519,556
Cerner Corp.	26,013	1,932,506
Cigna Corp.	35,923	7,673,512
Cisco Systems, Inc.	144,560	8,091,023
Citrix Systems, Inc.	7,070	669,741
Cognizant Technology Solutions Corp., Class A	49,675	3,879,121
Colgate-Palmolive Company	20,980	1,598,466
Comcast Corp., Class A	151,965	7,815,560
CVS Health Corp.	52,991	4,731,036
Dollar General Corp.	7,681	1,701,495
Dollar Tree, Inc. (A)	7,519	810,247
eBay, Inc.	125,511	9,629,204
Entergy Corp.	6,228	641,609
Expeditors International of Washington, Inc.	24,547	3,025,663
F5 Networks, Inc. (A)	7,449	1,572,856
FedEx Corp.	8,526	2,008,129
Fiserv, Inc. (A)	45,896	4,520,297
Global Payments, Inc.	12,779	1,827,269
IBM Corp.	29,805	3,728,606
Intuit, Inc.	956	598,446
Johnson & Johnson	74,936	12,205,578
Kellogg Company	16,778	1,028,491
Kimberly-Clark Corp.	12,861	1,665,371
Lowe’s Companies, Inc.	5,589	1,306,820
Marsh & McLennan Companies, Inc.	12,095	2,017,446
Mastercard, Inc., Class A	11,275	3,782,988
McDonald’s Corp.	11,986	2,943,162
McKesson Corp.	21,311	4,430,131
Merck & Company, Inc.	33,442	2,944,568
Microsoft Corp.	22,728	7,537,059
Mondelez International, Inc., Class A	65,804	3,996,935
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Monster Beverage Corp. (A)	35,350	$3,004,750
NIKE, Inc., Class B	40,127	6,712,846
Oracle Corp.	24,672	2,367,032
Organon & Company	4,730	173,828
Paychex, Inc.	17,788	2,192,905
PepsiCo, Inc.	58,785	9,499,656
Pfizer, Inc.	79,180	3,463,333
Public Service Enterprise Group, Inc.	64,373	4,106,997
QUALCOMM, Inc.	7,177	954,828
Republic Services, Inc.	1,732	233,127
Ross Stores, Inc.	20,928	2,369,050
Stanley Black & Decker, Inc.	7,315	1,314,725
Starbucks Corp.	39,719	4,212,994
State Street Corp.	16,464	1,622,527
Stryker Corp.	6,545	1,741,428
Target Corp.	3,363	873,102
Texas Roadhouse, Inc.	36,577	3,248,403
The Coca-Cola Company	120,837	6,811,582
The Estee Lauder Companies, Inc., Class A	4,919	1,595,379
The Hershey Company	9,911	1,737,894
The Procter & Gamble Company	20,545	2,937,730
The TJX Companies, Inc.	40,350	2,642,522
The Toro Company	27,022	2,579,790
UnitedHealth Group, Inc.	4,282	1,971,733
Verizon Communications, Inc.	68,102	3,608,725
Visa, Inc., Class A	17,279	3,659,174
VMware, Inc., Class A (A)	29,189	4,427,971
W.W. Grainger, Inc.	3,802	1,760,744
Waste Management, Inc.	15,973	2,559,354
Xilinx, Inc.	33,281	5,990,580

Zimmer Biomet Holdings, Inc.	15,589	2,231,098
Preferred securities 0.0%		$238,107
(Cost $286,279)
Brazil 0.0%		238,107
Banco Bradesco SA	67,529	238,107

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 4.9%				$22,431,753
(Cost $22,460,535)
U.S. Government 4.9%				22,431,753
U.S. Treasury
Note	0.625	05-15-30	1,723,000	1,600,842
Note (D)	0.625	08-15-30	1,498,600	1,388,722
Note	0.875	11-15-30	1,574,300	1,487,406
Note	1.625	05-15-31	1,720,300	1,732,396
Note	1.750	11-15-29	1,113,700	1,137,801
Note (D)	2.250	02-15-27	2,548,300	2,679,199
Note (D)	2.250	08-15-27	1,581,900	1,663,837
Note	2.375	05-15-29	2,764,000	2,940,745
Note	2.625	02-15-29	410,300	443,172
Note (D)	2.750	02-15-28	4,053,200	4,387,272
Note	2.875	05-15-28	810,800	885,007

Note	3.125	11-15-28	1,875,200	2,085,354
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 9.0%					$41,209,122
(Cost $41,584,776)
Australia 0.1%					352,160
Westpac Banking Corp.	0.500	05-17-24	EUR	300,000	352,160
Austria 0.1%					600,821
Erste Group Bank AG	0.750	01-17-28	EUR	500,000	600,821
Belgium 0.1%					354,188
Belfius Bank SA	0.125	09-14-26	EUR	200,000	232,088
Belfius Bank SA	1.000	06-12-28	EUR	100,000	122,100
Canada 0.1%					459,899
Federation des Caisses Desjardins du Quebec	0.050	11-26-27	EUR	400,000	459,899
Denmark 5.7%					25,857,050
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	627,533
Nykredit Realkredit A/S	1.000	07-01-26	DKK	2,400,000	387,697
Nykredit Realkredit A/S	1.000	10-01-50	DKK	42,500,386	6,195,744
Nykredit Realkredit A/S	1.000	10-01-53	DKK	64,992,489	9,327,205
Nykredit Realkredit A/S	1.500	10-01-53	DKK	7,314,265	1,097,992
Nykredit Realkredit A/S	2.000	10-01-50	DKK	5,023,107	794,447
Nykredit Realkredit A/S	2.500	10-01-47	DKK	2,837,659	470,540
Nykredit Realkredit A/S	3.000	10-01-47	DKK	2,264,873	382,459
Realkredit Danmark A/S	1.000	04-01-22	DKK	16,400,000	2,560,817
Realkredit Danmark A/S	1.000	04-01-24	DKK	12,000,000	1,916,920
Realkredit Danmark A/S	1.000	04-01-26	DKK	9,000,000	1,449,158
Realkredit Danmark A/S	1.000	10-01-50	DKK	4,420,394	646,538
France 1.9%					8,884,183
AXA Bank Europe SCF	0.375	03-23-23	EUR	600,000	700,733
AXA Bank Europe SCF	1.375	04-18-33	EUR	300,000	385,820
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	1,022,819
BPCE SFH SA	0.010	01-29-36	EUR	200,000	217,273
BPCE SFH SA	0.625	05-29-31	EUR	1,600,000	1,908,155
Cie de Financement Foncier SA	2.000	05-07-24	EUR	900,000	1,097,116
La Banque Postale Home Loan SFH SA	1.000	10-04-28	EUR	900,000	1,100,933
Societe Generale SFH SA	0.250	09-11-23	EUR	2,100,000	2,451,334
Japan 0.1%					463,287
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	400,000	463,287
Netherlands 0.3%					1,439,568
de Volksbank NV	0.500	01-30-26	EUR	600,000	707,921
The Netherlands Nationale-Nederlanden Bank NV	1.000	09-25-28	EUR	600,000	731,647
New Zealand 0.0%					234,658
Westpac Securities NZ, Ltd.	0.500	01-17-24	EUR	200,000	234,658
Norway 0.2%					949,374
Sparebanken Vest Boligkreditt AS	0.750	02-27-25	EUR	800,000	949,374
Slovakia 0.1%					461,134
Prima Banka Slovensko AS	0.010	10-01-26	EUR	200,000	229,505
Slovenska Sporitelna AS	0.125	06-12-26	EUR	200,000	231,629
United Kingdom 0.3%					1,152,800
ASB Finance, Ltd.	0.250	05-21-31	EUR	200,000	227,938
Lloyds Bank PLC	0.125	06-18-26	EUR	600,000	694,886
6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
Santander UK PLC	0.050	01-12-27	EUR	200,000	$229,976

Total investments (Cost $352,653,867) 95.2%	$435,500,061
Other assets and liabilities, net 4.8%	21,854,929
Total net assets 100.0%	$457,354,990

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 10-31-21:
Common stocks	81.3%
Health care	19.8%
Information technology	19.4%
Consumer discretionary	10.2%
Consumer staples	9.7%
Communication services	9.4%
Industrials	5.9%
Financials	5.0%
Utilities	1.7%
Real estate	0.2%
Corporate bonds	9.0%
U.S. Government and Agency obligations	4.9%
Other assets and liabilities, net	4.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	868	Long	Dec 2021	$114,734,936	$113,423,188	$(1,311,748)
10-Year Canada Government Bond Futures	420	Short	Dec 2021	(49,151,735)	(47,677,602)	1,474,133
ASX SPI 200 Index Futures	33	Short	Dec 2021	(4,578,190)	(4,560,199)	17,991
Euro STOXX 50 Index Futures	250	Short	Dec 2021	(12,020,000)	(12,294,087)	(274,087)
FTSE 100 Index Futures	48	Short	Dec 2021	(4,609,490)	(4,750,075)	(140,585)
German Euro BOBL Futures	308	Short	Dec 2021	(48,261,098)	(47,657,130)	603,968
German Euro BUND Futures	124	Short	Dec 2021	(24,498,742)	(24,132,016)	366,726
Mini MSCI Emerging Markets Index Futures	193	Short	Dec 2021	(12,511,387)	(12,182,160)	329,227
Nikkei 225 Mini Index Futures	247	Short	Dec 2021	(6,384,595)	(6,283,628)	100,967
S&P 500 Index E-Mini Futures	293	Short	Dec 2021	(64,956,189)	(67,346,050)	(2,389,861)
						$(1,223,269)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	796,000	CAD	739,989	GSI	12/2/2021	$950	—
AUD	174,800	EUR	108,000	BOA	12/2/2021	6,588	—
AUD	314,000	JPY	25,285,406	BNP	12/2/2021	14,339	—
AUD	2,441,614	USD	1,796,307	BOA	12/2/2021	40,612	—
AUD	169,516	USD	123,673	BARC	12/2/2021	3,861	—
AUD	1,086,000	USD	785,805	BNP	12/2/2021	31,234	—
AUD	827,842	USD	612,595	GSI	12/2/2021	10,222	—
AUD	362,000	USD	269,566	JPM	12/2/2021	2,780	—
CAD	1,270,707	EUR	856,000	BOA	12/2/2021	36,621	—
CAD	287,000	JPY	25,457,018	BNP	12/2/2021	8,495	—
CAD	314,485	NZD	351,000	BARC	12/2/2021	2,680	—
CAD	45,000	USD	36,303	BOA	12/2/2021	57	—
CAD	599	USD	475	BNP	12/2/2021	9	—
CAD	1,180,061	USD	944,864	GSI	12/2/2021	8,626	—
CAD	370,000	USD	291,309	JPM	12/2/2021	7,651	—
CHF	7,163,000	JPY	888,087,937	BNP	12/2/2021	35,849	—
CHF	228,000	SEK	2,127,920	GSI	12/2/2021	1,376	—
CHF	172,000	USD	186,650	BOA	12/2/2021	1,351	—
CHF	7,417,035	USD	8,012,264	GSI	12/2/2021	94,786	—
CHF	189,000	USD	206,491	JPM	12/2/2021	92	—
DKK	1,753,000	USD	279,168	BOA	12/2/2021	—	$(6,585)
DKK	2,105,000	USD	330,829	BARC	12/2/2021	—	(3,512)
EUR	301,000	AUD	480,324	BOA	12/2/2021	—	(13,208)
EUR	390,000	CAD	558,444	BOA	12/2/2021	—	(121)
EUR	1,082,000	JPY	140,600,437	BOA	12/2/2021	17,660	—
EUR	297,000	JPY	38,428,785	BNP	12/2/2021	6,294	—
EUR	347,000	NOK	3,435,131	BNP	12/2/2021	—	(5,180)
EUR	181,000	NOK	1,758,882	GSI	12/2/2021	1,195	—
EUR	169,000	NZD	281,181	BOA	12/2/2021	—	(5,934)
EUR	60,392,890	USD	71,133,538	BOA	12/2/2021	—	(1,278,828)
EUR	2,665,063	USD	3,104,227	BARC	12/2/2021	—	(21,626)
EUR	5,523,385	USD	6,424,927	BNP	12/2/2021	—	(36,187)
EUR	1,508,107	USD	1,767,595	GSI	12/2/2021	—	(23,211)
EUR	168,581	USD	199,657	JPM	12/2/2021	—	(4,664)
GBP	201,591	EUR	237,000	BOA	12/2/2021	1,760	—
GBP	227,000	NZD	440,109	BOA	12/2/2021	—	(4,588)
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	434,005	USD	593,441	BOA	12/2/2021	$525	—
GBP	45,046	USD	62,093	BARC	12/2/2021	—	$(444)
GBP	39,860	USD	55,378	BNP	12/2/2021	—	(827)
GBP	380,660	USD	518,477	GSI	12/2/2021	2,482	—
GBP	28,046	USD	38,235	JPM	12/2/2021	148	—
HKD	297,000	USD	38,158	BOA	12/2/2021	18	—
HKD	1,107,000	USD	142,330	BNP	12/2/2021	—	(38)
HKD	1,014,000	USD	130,393	GSI	12/2/2021	—	(56)
HKD	679,000	USD	87,248	JPM	12/2/2021	29	—
JPY	18,656,136	AUD	225,000	BNP	12/2/2021	—	(5,557)
JPY	1,862,267	AUD	22,000	GSI	12/2/2021	—	(209)
JPY	97,545,376	AUD	1,195,000	JPM	12/2/2021	—	(43,021)
JPY	103,543,269	CAD	1,142,000	GSI	12/2/2021	—	(14,079)
JPY	131,022,163	EUR	995,000	BOA	12/2/2021	—	(1,085)
JPY	26,011,212	EUR	197,000	GSI	12/2/2021	401	—
JPY	50,833,984	GBP	330,000	BOA	12/2/2021	—	(5,528)
JPY	139,468,740	NZD	1,805,000	BOA	12/2/2021	—	(69,007)
JPY	6,748,000	SEK	508,693	GSI	12/2/2021	—	(29)
JPY	9,892,465,152	USD	90,059,240	BOA	12/2/2021	—	(3,246,601)
JPY	35,917,098	USD	319,349	BARC	12/2/2021	—	(4,153)
JPY	2,207,618,391	USD	19,903,687	BNP	12/2/2021	—	(530,439)
JPY	1,056,822,659	USD	9,451,273	GSI	12/2/2021	—	(176,986)
JPY	896,522,131	USD	8,161,576	JPM	12/2/2021	—	(294,028)
NOK	874,713	CHF	95,000	GSI	12/2/2021	—	(316)
NOK	944,763	JPY	12,118,000	GSI	12/2/2021	5,469	—
NOK	2,445,567	JPY	31,097,000	JPM	12/2/2021	16,535	—
NOK	79,052,477	USD	9,148,000	BARC	12/2/2021	207,805	—
NOK	6,359,750	USD	743,000	BNP	12/2/2021	9,672	—
NOK	5,543,992	USD	658,000	GSI	12/2/2021	—	(1,872)
NZD	1,805,887	GBP	926,000	GSI	12/2/2021	26,274	—
NZD	567,000	NOK	3,476,653	JPM	12/2/2021	—	(5,314)
NZD	405,000	USD	289,930	GSI	12/2/2021	175	—
SEK	8,503,640	CAD	1,226,000	GSI	12/2/2021	—	(203)
SEK	403,761	EUR	40,000	BNP	12/2/2021	759	—
SEK	3,120,523	JPY	39,778,000	BNP	12/2/2021	14,365	—
SEK	157,511	JPY	2,041,000	GSI	12/2/2021	434	—
SEK	100,566,151	USD	11,654,657	BOA	12/2/2021	58,122	—
SEK	5,907,940	USD	685,000	BNP	12/2/2021	3,088	—
SEK	2,045,388	USD	234,000	GSI	12/2/2021	4,223	—
USD	881,599	AUD	1,200,266	BOA	12/2/2021	—	(21,407)
USD	36,774	AUD	49,960	BARC	12/2/2021	—	(813)
USD	52,925,937	AUD	72,184,901	BNP	12/2/2021	—	(1,381,499)
USD	106,410	AUD	147,861	GSI	12/2/2021	—	(4,831)
USD	436,358	AUD	601,000	JPM	12/2/2021	—	(15,797)
USD	842,429	CAD	1,052,000	BOA	12/2/2021	—	(7,588)
USD	40,988,796	CAD	51,688,206	BNP	12/2/2021	—	(775,300)
USD	231,670	CHF	214,000	BOA	12/2/2021	—	(2,238)
USD	4,256,466	CHF	3,881,703	GSI	12/2/2021	13,644	—
USD	30,988,858	DKK	195,941,000	BOA	12/2/2021	520,960	—
USD	4,805,001	DKK	30,767,000	BNP	12/2/2021	20,878	—
USD	154,909,594	EUR	131,036,676	BOA	12/2/2021	3,343,257	—
USD	9,308,529	EUR	8,038,750	BARC	12/2/2021	10,339	—
USD	1,327,712	EUR	1,131,123	BNP	12/2/2021	19,375	—
USD	1,473,876	EUR	1,259,117	GSI	12/2/2021	17,491	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	957,085	EUR	808,302	JPM	12/2/2021	$22,145	—
USD	2,452,839	GBP	1,795,756	BOA	12/2/2021	—	$(4,778)
USD	7,231,640	GBP	5,257,526	BARC	12/2/2021	36,350	—
USD	16,113,386	GBP	11,875,422	BNP	12/2/2021	—	(138,953)
USD	127,124	GBP	93,029	GSI	12/2/2021	—	(193)
USD	25,000	GBP	18,117	JPM	12/2/2021	205	—
USD	42,185	HKD	328,000	BOA	12/2/2021	25	—
USD	103,295	HKD	803,000	BNP	12/2/2021	80	—
USD	1,830,271	HKD	14,239,000	GSI	12/2/2021	24	—
USD	36,127	HKD	281,000	JPM	12/2/2021	8	—
USD	15,914,960	JPY	1,748,821,890	BOA	12/2/2021	567,941	—
USD	7,834,015	JPY	861,464,838	BARC	12/2/2021	274,116	—
USD	581,845	JPY	65,506,000	BNP	12/2/2021	6,988	—
USD	9,529,506	JPY	1,049,577,694	GSI	12/2/2021	318,798	—
USD	72,589	JPY	7,957,000	JPM	12/2/2021	2,762	—
USD	37,065,695	NOK	322,105,447	BOA	12/2/2021	—	(1,055,260)
USD	20,305,434	NZD	28,792,693	BOA	12/2/2021	—	(318,966)
USD	24,578,964	SEK	212,087,899	BOA	12/2/2021	—	(122,577)
						$5,860,998	$(9,653,636)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.37	3.048%	431,000	USD	$431,000	5.000%	Quarterly	Dec 2026	$40,986	$(264)	$40,722
Centrally cleared	CDX.NA.HY.37	3.048%	564,000	USD	564,000	5.000%	Quarterly	Dec 2026	53,698	(409)	53,289
Centrally cleared	CDX.NA.HY.37	3.048%	663,000	USD	663,000	5.000%	Quarterly	Dec 2026	62,993	(351)	62,642
Centrally cleared	CDX.NA.HY.37	3.048%	530,000	USD	530,000	5.000%	Quarterly	Dec 2026	49,237	839	50,076
Centrally cleared	CDX.NA.HY.37	3.048%	530,000	USD	530,000	5.000%	Quarterly	Dec 2026	49,232	844	50,076
Centrally cleared	CDX.NA.HY.37	3.048%	597,000	USD	597,000	5.000%	Quarterly	Dec 2026	54,795	1,612	56,407
Centrally cleared	CDX.NA.HY.37	3.048%	349,000	USD	349,000	5.000%	Quarterly	Dec 2026	30,920	2,055	32,975
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	534,000	EUR	626,386	5.000%	Quarterly	Dec 2026	73,147	(402)	72,745
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	1,069,000	EUR	1,253,944	5.000%	Quarterly	Dec 2026	146,679	(1,052)	145,627
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	734,000	EUR	860,987	5.000%	Quarterly	Dec 2026	101,559	(1,568)	99,991
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	735,000	EUR	862,160	5.000%	Quarterly	Dec 2026	100,577	(450)	100,127
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	668,000	EUR	783,569	5.000%	Quarterly	Dec 2026	91,897	(897)	91,000
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	668,000	EUR	783,532	5.000%	Quarterly	Dec 2026	93,779	(2,779)	91,000
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	734,000	EUR	860,947	5.000%	Quarterly	Dec 2026	102,844	(2,853)	99,991
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	735,000	EUR	862,120	5.000%	Quarterly	Dec 2026	102,620	(2,493)	100,127
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	801,000	EUR	939,534	5.000%	Quarterly	Dec 2026	111,911	(2,793)	109,118
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2.618%	724,000	EUR	839,664	5.000%	Quarterly	Dec 2026	94,729	3,900	98,629
					$12,336,843				$1,361,603	$(7,061)	$1,354,542

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$228,868	$228,868	—	—
Canada	6,428,014	6,428,014	—	—
China	7,746,126	996,230	$6,749,896	—
Denmark	8,662,848	—	8,662,848	—
France	7,944,327	—	7,944,327	—
Germany	13,337,417	—	13,337,417	—
Hong Kong	4,116,044	—	4,116,044	—
India	2,974,026	2,565,052	408,974	—
Indonesia	1,174,480	—	1,174,480	—
Ireland	10,924,875	10,924,875	—	—
Israel	3,196,908	3,196,908	—	—
12	|

	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Japan	$12,117,906	—	$12,117,906	—
Mexico	200,381	$200,381	—	—
Netherlands	896,511	—	896,511	—
Philippines	68,600	—	68,600	—
South Africa	1,357,785	—	1,357,785	—
South Korea	5,231,469	250,879	4,980,590	—
Spain	513,627	—	513,627	—
Switzerland	5,812,178	1,843,410	3,968,768	—
Taiwan	1,911,178	—	1,911,178	—
Thailand	538,301	—	538,301	—
Turkey	885,080	—	885,080	—
United Kingdom	7,424,804	—	7,424,804	—
United States	267,929,326	267,929,326	—	—
Preferred securities	238,107	238,107	—	—
U.S. Government and Agency obligations	22,431,753	—	22,431,753	—
Corporate bonds	41,209,122	—	41,209,122	—
Total investments in securities	$435,500,061	$294,802,050	$140,698,011	—
Derivatives:
Assets
Futures	$2,893,012	$2,893,012	—	—
Forward foreign currency contracts	5,860,998	—	$5,860,998	—
Swap contracts	1,354,542	—	1,354,542	—
Liabilities
Futures	(4,116,281)	(4,116,281)	—	—
Forward foreign currency contracts	(9,653,636)	—	(9,653,636)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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